Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Basis of Preparation

BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and as adopted by the European Union (“EU”), and were approved and authorized for issuance by the Board of Directors on March 24, 2022.

The financial statements have been prepared on a historical cost basis. The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effects are disclosed in Note 4.

The Board of Directors has prepared these non-statutory financial statements as of December 21, 2021 and 2020 and for the years ended December 31, 2021 and 2020 for inclusion in an annual report on Form 20-F to be submitted by the Company to the United States Securities and Exchange Commission (“SEC”).

New and Amended Standards Adopted by the Group in 2021

The Group has analyzed the following amendments to existing standards that are mandatory for the Group’s accounting period beginning on January 1, 2021, and determined they had limited or no impact on the Group’s financial statements:

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Amendment to IFRS 16, Covid-19-Related Rent Concessions Extension of the Practical Expedient
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Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, Interest Rate Benchmark Reform – Phase 2

Standards Issued but Not Yet Effective

There were a number of standards and interpretations which were issued but not yet effective at December 31, 2021 and have not been adopted for these consolidated financial statements. These amendments are not expected to have a significant impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application.

Effective for annual periods beginning on or after January 1, 2022:

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Amendments to IFRS 3, Business Combinations
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Amendments to IAS 16, Property, plant and equipment – Proceeds before Intended Use
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Amendments to IAS 37, Onerous Contracts—Cost of Fulfilling a Contract
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Annual Improvements to IFRS Standards 2018–2020

Effective for annual periods beginning on or after January 1, 2023:

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Amendments to IAS 1, Classification of Liabilities as Current or Non-Current – Deferral of Effective Date
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Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies
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Amendments to IAS 8, Definition of Accounting Estimates
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Amendments to IFRS 17, Insurance Contracts
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Amendments to IAS 12, Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction

Basis of Consolidation

BASIS OF CONSOLIDATION

The consolidated financial statements comprise the financial statements of the Group as of and for the years ended December 31, 2021, 2020 and 2019. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. Control is reassessed whenever facts and circumstances indicate that there are changes in control.

All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Digital marketing	Malta	100
GDC America Inc.	Digital marketing	United States	100

Basis of Going Concern

BASIS OF GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Group is required to evaluate whether there are any material uncertainties related to events or conditions that may cast significant doubt about the Group’s ability to continue as a going concern for a period of at least, but not limited to, 12 months from the date of issuance of the financial statements. An entity’s ability to continue as a going concern is assumed absent significant information to the contrary. If there are indications that there could be significant doubt about the entity’s ability to continue as a going concern for a reasonable period of time, then a detailed analysis must be performed. This evaluation includes an assessment of whether the Company can continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, revisions of its operations or similar actions.

The Board of Directors have assessed the financial risks facing the business, including macroeconomic events as outlined in Note 3 and Note 24, and compared this risk assessment to the net current asset position. The Directors have also reviewed relationships with key customers and software providers and are satisfied that the appropriate contracts and contingency plans are in place. The Directors have prepared detailed revenue, operating expense and cashflow forecasts as well as sensitivity analyses to assess whether the Company has adequate resources for the foreseeable future. Based on the analyses performed, the Board of Directors considers that the Group has adequate resources to continue in operational existence for at least a period of 12 months from the date of issuance of these consolidated financial statements.

Foreign Currency Translation

FOREIGN CURRENCY TRANSLATION

The following exchange rates were used to translate the financial statements of the Group into USD from Euros:

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD (1)	LOW	HIGH
Year Ended December 31:	(EUR per USD)
2021	0.88	0.85	0.81	0.81	0.89
2020	0.81	0.88	0.89	0.81	0.93
2019	0.89	0.89	0.88	0.87	0.92
(1)
Exchange rates are as per European Central Bank.
(2)
The average is based on published rates refreshed daily by the European Central Bank.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of comprehensive income.

Translation into Reporting Currency

The assets and liabilities of the Company and its primary subsidiaries are translated from the functional currency of the operations to USD, being the reporting currency, using the exchange rates at the reporting date. The Company and its primary subsidiaries functional currency is Euro. The USD has been selected as the reporting currency to ensure comparability with the financial reports of similar entities. The revenues and expenses are translated into USD using the average exchange rates for the period, which approximate the exchange rates at the date of the transaction. All resulting foreign exchange differences are recognized in other comprehensive income and included in foreign exchange translation reserve in equity.

Property and Equipment

PROPERTY AND EQUIPMENT

Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items.

Subsequent costs are included in the assets’ carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.

All other repairs and maintenance are charged to the consolidated statement of comprehensive income during the financial period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount and are recognized, where applicable, within ‘other operating income’ in the consolidated statement of comprehensive income.
Intangible Assets

INTANGIBLE ASSETS

An intangible asset is recognized if it is probable that the expected future economic benefits that are attributable to the asset will flow to the Group and the cost of the asset can be measured reliably. Intangible assets are initially measured at cost. The cost of a separately acquired intangible asset comprises its purchase price and any directly attributable cost of preparing the asset for its intended use. The cost of acquisition of intangible assets for which the consideration comprises an issue of equity shares is calculated as the fair value of the equity instruments issued in the transaction. Where the cost of a separately acquired intangible asset includes contingent consideration, cost includes the fair value of the contingent consideration as determined on the date of acquisition. Subsequent changes in estimates of the likely outcome of the contingent event are reflected as increases or decreases in the value of the intangible asset. The remaining changes in the value of contingent consideration are recognized as interest expense.

Internally Developed Intangible Assets

The Company capitalizes certain development costs related to its technological platform during the development stage. The Company also capitalizes certain costs related to specific upgrades and enhancements when it is probable that expenditures will result in additional functionality of the platform to its customers. The capitalization policy provides for the capitalization of certain payroll and payroll related costs for employees who spent time directly associated with development and enhancements of the technology platform.

Expenditures incurred on development activities are capitalized if it can be demonstrated that all the following criteria are met:

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It is technically feasible to complete the intangible asset;
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Adequate resources are available to complete the development;
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There is an intention to complete and use the intangible asset for the provision of services;
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The Group is able to use the intangible asset;
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Use of the intangible asset will generate probable future economic benefits; and
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Expenditures attributable to the intangible asset can be measured reliably.

Expenditures related to development activities that do not satisfy the above criteria, including expenditures incurred during the preliminary project stage and post implementation activities, are expensed as incurred in the consolidated statement of comprehensive income.

Subsequent expenditure on capitalized intangible assets is capitalized only where it clearly increases the economic benefits to be derived from the asset to which it relates. All other expenditures, including those incurred in order to maintain an intangible asset’s current level of performance, is expensed as incurred. Capitalized intangible assets have a useful life of 60 months, which is reviewed on an annual basis. Capitalized intangible assets are amortized over their useful life using straight-line basis.

Externally Purchased Intangible Assets

Separately acquired intangibles include Internet domain names together with related websites and content, and customer contracts.

Domain names together with the related assets have an indefinite useful life when there is evidence based on the analysis of the applicable market trends and circumstances, management plans, expected usage and information about the ongoing cash inflows that the asset will be able to generate cash flows to the Group for an indefinite period. Indefinite-life intangibles are not amortized but are tested for impairment annually as of December 31. In addition, the Group reassesses in each period the assumptions underlying the useful life of indefinite-life intangibles and assigns such assets a finite life if indicated by changes in the applicable facts and circumstances. When this happens, the related assets are also tested for impairment. Finite-life domain names and the related assets are amortized using the straight-line method over the estimated period during which they are expected to continue to generate cash flows for the Group. During the years ended December 31, 2021, 2020 and 2019, the Group had one finite-life mobile apps intangible asset, amortized straight-line over its estimated useful life of 48 months.

Customer contracts have a useful life of 12 – 24 months, which are reviewed on an annual basis. Customer contracts are amortized over their useful life using the straight-line method.

Intangible assets are derecognized on disposal or when no future economic benefits are expected from their use or disposal. Gains or losses arising from derecognition represent the difference between the net disposal proceeds, if any, and the carrying amount of intangible assets, and are recognized in the consolidated statement of comprehensive income for the respective period.

Impairment Assessment

IMPAIRMENT ASSESSMENT

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets that have an indefinite useful life (which are not subject to amortization) are tested annually for impairment. For the purposes of impairment assessment, assets are grouped at the lowest level which generates cash inflows that are largely independent of the cash inflows of the remaining assets (cash-generating units). Through December 31, 2021, substantially all of the Group’s cash inflows have been generated through the use of its technology platform which is monetized via various informational portals that include domain names, websites and mobile apps. Accordingly, the Group determined it has one cash-generating unit that includes all of its intangibles, property and equipment, and right of use assets.

An impairment loss is recognized as the difference between the carrying amount of the cash-generating unit and its recoverable amount and is accounted for in the consolidated statement of comprehensive income in the period identified. The recoverable amount is the higher of the fair value less costs to sell and value in use.

Where the fair value of an asset less its costs to sell are determinable, and the fair value less costs to sell are estimated to be close to its value in use, the recoverable amount can be assessed for an individual asset. In this instance, an impairment may be recognized at an individual asset level where the fair value less costs to sell and value in use are both negligible. As at December 31, 2021, 2020 and 2019, the Group had no impairments.

Non-financial assets, excluding goodwill, that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Financial Assets

FINANCIAL ASSETS

Financial assets are classified at initial recognition and subsequently measured at amortized cost, fair value through profit or loss, or fair value through other comprehensive income. The classification of financial assets depends on the assets’ contractual cash flows characteristics and the Group’s model for managing such.

Through December 31, 2021, the Group’s financial assets consist of trade and other receivables and cash and cash equivalents. The Group’s objective for holding financial assets is to hold them to collect contractual cash flows, which are solely payment of principal and interest. Accordingly, these assets are accounted for at amortized cost.

Expected Credit Loss Assessment and Write-offs

The Group recognizes an allowance for Expected Credit Losses (“ECLs”) for all financial assets carried at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Group expects to receive.

The Group applies the simplified approach in calculating ECLs for trade and other receivables. Therefore, the Group does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The assessment is completed at the end of each reporting period.

Movements in ECLs, including recoveries, are presented within the consolidated statement of comprehensive loss in the period incurred.

Financial assets are written off when there is no reasonable expectation of recovery, such as:

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Significant financial difficulty of the issuer or obligor;
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A breach of contract, such as a default or delinquency in interest or principal payments;
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It becomes probable that the borrower will enter bankruptcy or other financial reorganization; and
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Observable data indicating that there is a measurable decrease in the estimated future cash flow from a group of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets.

When trade and other receivables have been written off, the Group continues to engage in enforcement activities in order to recover the receivable due. If successful, the recoveries are recognized in profit or loss.

Derecognition

A financial asset is derecognized when:

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The rights to receive cash flows from the asset have expired; or
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The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Trade and Other Receivables

TRADE AND OTHER RECEIVABLES

Trade receivables are amounts due from customers for services performed in the ordinary course of business and are classified as current. Other receivables include prepaid expenses and deposits.

Trade and other receivables are recognized initially at fair value, which due to their comparatively short maturities, approximates their carrying value. They are subsequently measured at amortized cost using the effective interest method, less an expected credit loss allowance. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in profit or loss. When a receivable is uncollectible, it is written off against the allowance account for trade and other receivables. Subsequent recoveries of amounts previously written off are credited against profit or loss.
Cash and Cash Equivalents

CASH AND CASH EQUIVALENTS

Cash and cash equivalents comprise cash at bank, cash in transit and demand deposits that have maturities of three months or less from inception, are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates their fair value based on the short-term nature of such assets and the effect of any fair value differences being negligible.
Issued Capital and Reserves

ISSUED CAPITAL AND RESERVES

Share Capital

As of the initial public offering date, the Company’s ordinary shares have a nominal value of nil per share. As of the initial public offering date, the balance of share capital was reclassified to capital reserve as a result of the change in nominal value per share. Prior to the completion of the initial public offering, ordinary shares were classified as equity. Share capital includes the nominal value of ordinary shares issued and outstanding. The excess of the consideration received from the issuance of shares over their nominal value is recognized in the capital reserve.

Capital Reserve

As of the initial public offering date, capital reserve includes consideration received from the issuance of shares and any other contributions made by the shareholders of the Company of a cash or non-cash nature without the issuance of shares. Incremental costs directly attributable to the issuance of new ordinary shares or other shareholder contributions are shown in equity as a deduction, net of tax, from the proceeds. Prior to the initial public offering date, capital reserve comprised of the excess consideration received from the issuance of shares over their nominal value.

Share Option and Warrants Reserve

The share option and warrants reserve is used to recognize the value of equity-classified share options and warrants, including share-based payments.

Foreign Exchange Translation Reserve

Foreign exchange translation reserve comprises foreign currency translation differences arising from the translation of the assets and liabilities of all Group entities from the functional currency into USD, the reporting currency.

Retained Earnings

Retained earnings includes all current and prior period earnings (losses).

Financial Liabilities

FINANCIAL LIABILITIES

The Group recognizes a financial liability in its consolidated statement of financial position when it becomes a party to the contractual provisions of the instrument. The Group’s financial liabilities are classified as financial liabilities at fair value through profit or loss and financial liabilities at amortized cost.

Financial liabilities not at fair value through profit or loss are recognized initially at fair value net of transaction costs that are directly attributable to the financial liability. Subsequent measurement of the liabilities differs based on the classification originally applied and is described below.

The Group derecognizes a financial liability from its consolidated statement of financial position when the obligation specified in the contract or arrangement is discharged, cancelled or expires.

Trade and Other Payables

Trade payables comprise obligations to pay for goods and services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Trade and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Borrowings

In October 2018, the Company issued senior secured bonds which contained an embedded derivative that was not closely related to the host instrument. Therefore, the Group elected to recognize these bonds as financial liabilities carried at fair value through profit or loss, with changes in fair value recognized in the consolidated statement of comprehensive income. Any directly attributable transaction costs incurred upon issuing such instruments are recognized in profit or loss. These bonds are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

In March 2020, the Group repurchased a portion of the senior secured bonds in the open market, placing them in treasury. In December 2020, the Group cancelled the bonds held in treasury and early redeemed the remaining outstanding senior secured bonds. These transactions are accounted for as an extinguishment, and the liability is derecognized from the consolidated statement of financial position. As the senior secured bonds are accounted for at fair value through profit or loss, the Bonds are remeasured to fair value using the market quoted prices just prior to repurchase or redemption. Accordingly, any gain or loss on repurchase or redemption is classified as “Gains (losses) on financial liability at fair value through profit or loss”.

In December 2020, the Group entered into a two-year fixed rate term loan agreement with an investor which is accounted for at amortized cost using the effective interest method. The transaction costs directly attributable to the issuance are capitalized as part of the initial carrying amount of the term loan and subsequently amortized into profit or loss over its term through the application of the effective interest method.
Government Grants

GOVERNMENT GRANTS

In June 2020, the Group received an unsecured loan granted under the Paycheck Protection Plan program authorized by the United States government in response to the novel coronavirus (“COVID-19”) pandemic as part of the CARES Act. The loan was repayable but could be forgiven to the extent proceeds of the loan are used for eligible expenditures, such as payroll and other expenses described in the CARES Act. As the Group reasonably believed that it would meet the terms for forgiveness, the loan was accounted for as a grant related to income and initially recognized as a deferred income liability. Subsequent to initial recognition, the Company reduced the liability, with the offset presented as a reduction of the related expense (i.e., payroll related costs) in the year ended December 31, 2020. The loan was forgiven in May 2021.

Revenue Recognition

REVENUE RECOGNITION

The Group generates revenue primarily from commissions derived from referrals of prospective players visiting the Group’s websites or mobile apps to the Group’s customers, who are regulated online gambling operators. Depending on the customer, commission revenue may be earned in the form of ongoing revenue-share fees, one-time fee for each acquired player (cost per acquisition, or CPA, fee), or both, which is referred to as hybrid.

Revenue-share fees represent a set percentage of net gaming revenues the operator generates over the lifetime of the referred player. Negative revenue share-amounts usually do not carry over into subsequent months. CPA fees are fixed rate fees owed for each player who registers and usually deposits a minimum balance on the operator’s site. Fees generated by each operator during a particular month are paid to the Group shortly after the month-end.

The Group transacts with its customers pursuant to the terms of marketing affiliate agreements and/or insertion orders, which typically do not require a minimum number of player referrals nor minimum fees and can be terminated for convenience by either party at any time. Termination or changes in the terms of these agreements do not typically affect the rights of the parties or the fees earned or to be earned with respect to the players previously referred to the operator.

The Group considers each player referral to be a separate performance obligation. It is satisfied at the point in time when the referral is accepted by the relevant operator. The Group is not involved in the operator’s delivery of gaming or gambling services to players. Digital marketing activities of the Group and its subsidiaries are primarily to compile and to present content focused on prospective player education and engagement on websites and are not considered distinct services rendered to the operator customers.

CPA fees for each player referral are recognized when earned upon acceptance of the referral by the operator. Revenue-share fees for each referral are considered variable consideration and are only recognized to the extent it is probable that no significant reversal of cumulative revenue recognized for this referral will occur when the ultimate fees are known. Although performance is complete when the referral is accepted, the ultimate revenue-sharing fees from the referral are subject to significant uncertainties, including how long the referred player will remain active, the size and frequency of the wager amounts, and the patterns of wins and losses. These factors vary significantly between markets as well as between individual operators and are further influenced by competition from other entertainment channels, taxation and regulatory developments, disruptive events such as the COVID-19 pandemic, as well as general conditions of the economy. Consequently, revenue-share fees are considered constrained and not included in the transaction price and not recognized until earned during each month based on the relevant player’s activities. Revenue-share fees recognized by the Company are based on the revenues generated and expenses incurred by the customers and depend on the customers’ calculations, which could be subject to miscalculations or deliberate misrepresentation. The Company monitors revenues by customer to corroborate the amounts reported.

The Group has no material obligations for discounts, incentives or refunds of commissions subsequent to completion of performance obligations.

Other revenues are derived from promotion services whereby the Company charges a fixed fee for providing a prominent position to a customer on the Company’s website(s). The Company also generates revenue from fixed tenancy fees for operators who desire to be listed and critically reviewed on the Company’s sites. Control of the promotion service is transferred over time because the operators consume the benefit of the service in real time as it is being rendered. Therefore, these revenues are recognized straight-line over the applicable service period, with variable fees generally recognized as earned.

There are no incremental costs to obtain and no costs to fulfill contracts with customers eligible to be capitalized.

Finance Income and Expenses

FINANCE INCOME AND EXPENSES

Finance income comprises of unrealized/realized currency gains.

Finance expenses comprises of (i) interest expenses on borrowings; (ii) deemed interest charged under IFRS 16; (iii) bank and other finance charges; and (iv) unrealized/realized currency losses. Interest expense is recognized as it accrues in profit or loss, using the effective interest method.

Current and Deferred Tax

CURRENT AND DEFERRED TAX

The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Warrants

WARRANTS

Proceeds from the issue of common share purchase warrants (warrants) treated as equity are recorded as a separate component of equity. Costs incurred on the issuance of warrants are netted against proceeds. Warrants issued with common shares are measured at fair value at the date of issue using an appropriate pricing model as indicated in IFRS 9, and incorporates certain input assumptions including the warrant price, risk-free interest rate, expected warrant life and expected share price volatility. The fair value for equity-classified warrants is included in the share option and warrant reserve component of equity and is transferred to share capital and capital reserve on exercise.
Share-Based Payments

SHARE-BASED PAYMENTS

The Company has operated equity-settled share-based compensation plans since 2020. Through these plans, the Group has received services from employees and consultants as consideration for equity instruments (options) of the Company. The fair value of the assets acquired, or services received in exchange for the grant of the options is recognized as an expense.

The total amount to be expensed is determined by the fair value of the options granted, which is estimated:

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Including the impact of any market performance conditions (for example, an entity’s share price);
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Excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period); and
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Including the impact of any non-vesting conditions (for example, the requirement for employees to hold shares for a specific period of time).

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the non-market performance and service vesting conditions. For options with market-based performance vesting conditions, the initial amount to be expensed is not revised, unless the grantee’s service is terminated prior to the end of the original estimated period required to satisfy the vesting condition, or unless the vesting conditions are met prior to the end of this period. The Company recognizes the impact of the revision to original estimates, if any, in the consolidated statement of comprehensive income, with a corresponding adjustment to equity. When the options are exercised, the Company, or another entity at the request of the Company, transfers shares to the option holder. For grants of options to the employees and consultants, the fair value of services received is measured by reference to the grant date fair value of the options.

In addition, the Board issues warrants to purchase common stock to eligible participants in exchange for cash consideration paid by the recipient at the warrant market value on the grant date. If the warrants are not issued in exchange for consideration at least equal to their fair value on the issuance date, or if the Company funds the purchase of the warrants, the warrants are considered compensation. Such warrants are classified as equity-settled share-based payment transactions if they are to be settled in shares or if the manner of settlement is outside the control of the warrant holder and settlement in shares is expected. Such warrants are measured at fair value on the grant date. The fair value of the warrants is determined using the Black-Scholes option pricing model. At December 31, 2020, one of the warrants provided for contingent net settlement in cash as a forward instrument, with the net settlement price based on a formula, in the event of termination of the holder’s employment within a stated period. This warrant was considered to be cash-settled and was liability-classified as of December 31, 2020. In June 2021, this warrant was reclassified as equity as, through an addendum, it was no longer considered cash-settled.

Deferred Offering Costs

DEFERRED OFFERING COSTS

Direct and incremental legal, accounting and other professional costs associated with the Company’s initial public offering of $180 were deferred and classified as a component of other assets in the consolidated statement of financial position as of December 31, 2020. Such costs were offset against the proceeds received in the offering which was completed during July 2021.

Leases

LEASES

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group leases office premises in countries of its operation and applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use Assets

The Group recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term or the useful life of the right-of-use asset using the straight-line method.

Lease Liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of the following payments, when applicable:

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Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
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Variable lease payments that are based on an index or a rate;
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Expected payments under residual value guarantees;
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The exercise price of purchase options, where exercise is reasonably certain;
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Lease payments in optional renewal periods, where exercise of extension options is reasonably certain; and
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Penalty payments for the termination of a lease if the lease term reflects the exercise of the respective termination option.

Lease payments are discounted using the incremental borrowing rate that the lessee would have to pay to borrow funds under a secured loan with similar terms to those of the lease, to obtain an asset of value similar to the right-of-use asset in a similar economic environment. During the year ended December 31, 2021, the incremental borrowing rate was estimated at 8%. During the years ended December 31, 2020 and 2019, the incremental borrowing rate was estimated at 10.5%.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments).

For short-term or low-value leases, the Group recognizes lease expense in the consolidated statement of comprehensive income on a straight-line basis over the period of the lease.
Segment Reporting

SEGMENT REPORTING

An operating segment is a part of the Group that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer (“CEO”). The Group does not divide its operations into different segments, and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system.

As at December 31, 2021 and 2020, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	AS AT DECEMBER 31,
	2021	2020
Ireland	27,247	25,794
United States	186	78
Malta	20	2
	27,453	25,874